Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Amounts due to related parties	¥ 291	$ 40	¥ 5,431	$ 765	¥ 251
Li Ke [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Amounts due to related parties			4,170	587
Jia Li [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Amounts due to related parties			582	82	228
Bingyi Zhao [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Amounts due to related parties	291	40	673	95	23
Hangzhou Youyue [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Amounts due to related parties			¥ 6	$ 1